Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Bank deposits	$ 69,370	$ 138,640
Total cash and cash equivalents	$ 69,370	$ 138,640	$ 110,841	$ 110,841	$ 25,508